PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

7. PROPERTY, PLANT AND EQUIPMENT

			Leasehold	Production
Cost	Land	Building	Improvements	Equipment	Prototypes	ROU Asset	Total
Balance, December 31, 2021	$12,558	$2,963,983	$43,715	$1,024,226	$2,583,001	$316,470	$6,943,953
Additions	-	-	-	29,191	833,572	-	862,763
Disposals	-	-	-	(21,347)	(77,684)	-	(99,031)
Balance, December 31, 2022	$12,558	$2,963,983	$43,715	$1,032,070	$3,338,889	$316,470	$7,707,685
Additions	-	-	-	-	665,496	-	665,496
Disposals	-	-	-	-	(79,010)	-	(79,010)
Balance, December 31, 2023	$12,558	$2,963,983	$43,715	$1,032,070	$3,925,375	$316,470	$8,294,171
Accumulated Amortization
Balance, December 31, 2021	$-	$797,815	$39,572	$716,167	$1,977,135	$166,870	$3,697,559
Amortization	-	85,356	4,143	61,364	525,916	66,489	743,268
Disposals	-	-	-	(5,942)	(4,462)	-	(10,404)
Balance, December 31, 2022	$-	$883,171	$43,715	$771,589	$2,498,589	$233,359	$4,430,423
Amortization	-	81,992	-	48,317	590,784	66,489	787,582
Disposals	-	-	-	-	(79,010)	-	(79,010)
Balance, December 31, 2023	$-	$965,163	$43,715	$819,906	$3,010,363	$299,848	$5,138,995
Carrying Value
December 31, 2023	$12,558	$1,998,820	$-	$212,164	$915,012	$16,622	$3,155,176
December 31, 2022	$12,558	$2,080,812	$-	$260,481	$840,300	$83,111	$3,277,262

Included in inventory is $2,077 (2022 - $3,025; 2021 - $6,774) of amortization related to property, plant and equipment.

Included in cost of goods sold is $107,631 (2022 - $118,654; 2021 - $131,580) of amortization related to property, plant and equipment.

Included in amortization expense is $87,875 (2022 - $95,673; 2021 - $133,885) of amortization related to property, plant and equipment.

Included in research expense is $589,999 (2022 - $525,916; 2021 - $1,011,445) of amortization related to property, plant and equipment.